Other Non Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Non-Financial Assets And Liabilities
Schedule of other non-financial assets

	Balance as of
Other non-financial assets	Current		Non-Current
	12-31-2021	12-31-2020	12-31-2021	12-31-2020
	ThUS$	ThUS$	ThUS$	ThUS$
VAT Credit and Other Taxes	121,759	68,200	130,510	118,268
Contributions fund to Enel Distribución Goiás (1)	26,823	7,536	129,126	180,824
Ongoing services provided by third parties	15,891	9,993	—	—
Ongoing I & D and Energy Efficiency service	96,449	90,349	—	—
Judicial Deposits	—	—	267,838	267,266
Assets under construction IFRIC 12 (2)	—	—	585,715	314,825
Recoverable taxes - Pis/Cofins (3)	411,066	211,611	1,952,001	1,366,883
Prepaid expenses	31,310	53,783	—	—
Other	125,462	119,314	80,231	84,790
Total	828,760	560,786	3,145,421	2,332,856

(1) Through Law No. 17,555 of January 20, 2012, the state of Goiás in Brazil created the Contribution Fund for Enel Distribución Goiás (Fundo de Aporte à CELG D - FUNAC), regulated by Decree No. 7,732, dated September 28, 2012, with the purpose of collecting and allocating financial resources for reimbursement to Enel Distribución Goiás of the payments of contingencies of any nature which had taken place up until the transfer of equity control to Eletrobrás, which occurred during January 2015, according to the terms of the agreement between the shareholders and the management, as well as FUNAC’s cooperation terms. The resources of the aforementioned fund depend on the contributions made by the government of the State of Goiás and the credits received for lawsuits won by Enel Distribución Goiás, which occurred during January 2015, which are reimbursed to the respective fund.

During 2019, the State of Goiás enacted a law, which limits the period of coverage of Law No. 17,555, from January 2015 to April 2012. The Group is taking all appropriate measures to maintain the rights acquired at the time of the purchase of Enel Distribución Goiás, which are guaranteed by the State of Goiás itself, as established in the purchase and sale agreement signed on February 14, 2017. The appeals presented by the Group argue that the right to the guarantee is legal and contractual, given that the actions of the State of Goiás are clearly illegal, and the possibility that the legal actions will not result in a favorable ruling for the Company are considered remote. (see Note 34.3.b.11).

In addition, since the resources are not final, as of year-end 2021 and 2020 an impairment loss was recognized in the amount of ThUS$ 16,786 and ThUS$ 14,479, respectively, corresponding to the amount of accounts receivable generated from April 2012 to January 2015. For this same reason, during 2019 an impairment loss of ThUS $ 110,774 was recognized.

(2) Corresponds to assets under construction referring to concessions of the subsidiaries Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goiás S.A. and Enel Distribución Sao Paulo S.A.

(3) In March 2017, the Federal Supreme Court of Brazil (STF) resolved a matter of general applicability, related to the calculation of PIS and COFINS taxes. The STF confirmed the view that the ICMS tax should not be part of the base for calculation of PIS and COFINS taxes; however, the Brazilian federal government filed an appeal, in order to determine the temporary effects and make some clarifications.

Schedule of other non-financial liabilities

	Balance as of
Other non-financial liabilities	Current		Non-Current
	12-31-2021	12-31-2020	12-31-2021	12-31-2020
	ThUS$	ThUS$	ThUS$	ThUS$
VAT Credit and Other Taxes	251,358	230,395	75,814	48,266
Other	34,914	36,209	58,758	68,695
Total	286,272	266,604	134,572	116,961